Shareholders' Equity - Summary of Reserved Shares of Common Stock (Detail) - shares	Sep. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	34,578,262	114,887,927
Exercise of Outstanding Common Stock Options and Vesting of Outstanding Common Restricted Stock Units Granted
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	17,495,253
Options | 2019 Plan
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	15,474,217
Options | Employee Stock Purchase Plan
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	1,551,917
Conversion of Common Stock Warrant
Class of Stock [Line Items]
Total shares of common stock reserved for future issuance	56,875